BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Manufacturing equipment	3 to 7 years
Computers and software	3 years
Furniture	7 years
Leasehold Improvements	Shorter of remaining lease term or estimated useful life